Investments held at fair value - Summary of investments held at fair value (Details) - USD ($) $ in Thousands				2 Months Ended	12 Months Ended
	Jan. 08, 2021	Jun. 30, 2020	Feb. 12, 2020	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 13, 2022
Investments held at fair value [Line Items]
Beginning balance					$ 397,179	$ 553,167
Realized loss on sale of investments					(29,303)	(20,925)	$ (54,976)
Cash purchase of Vor preferred shares					5,000	500	1,150
Unrealized gain (loss) – change in fair value through profit and loss					(32,060)	179,271
Balance before allocation of share in associate loss to long-term interest						493,888
Investment in Sonde Preferred shares – Sonde deconsolidation					11,168
Cash Investment (Akili)					0	0	10,000
Ending balance					251,892	397,179	$ 553,167
Share of associate loss allocated to long-term interest (see Note 6)					(96,700)
Gelesis
Investments held at fair value [Line Items]
Gelesis Earn out shares received in SPAC exchange								$ 14,214
Exchange of Gelesis preferred shares to Gelesis common shares					(92,303)
Share of associate loss allocated to long-term interest (see Note 6)					0	96,709
Karuna
Investments held at fair value [Line Items]
Sale of Karuna shares						(218,125)
Realized loss on sale of investments				$ (29,300)	(29,303)
Karuna and Vor
Investments held at fair value [Line Items]
Sale of Karuna shares					(118,710)
Vor
Investments held at fair value [Line Items]
Cash purchase of Vor preferred shares	$ 500	$ 500	$ 700			$ 500
Akili
Investments held at fair value [Line Items]
Cash Investment (Akili)					5,000
Gelesis Earn out shares received in SPAC exchange					$ 1,000